                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-06106

                        Pioneer Mid Cap Value Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Mid Cap Value Fund

 Schedule of Investments 1/31/17 (unaudited)

 Shares

 Value

 COMMON STOCKS - 100.1%

 Energy - 13.1%

 Oil & Gas Drilling - 4.2%

 1,439,151

 Ensco Plc

 $

 15,715,529

 617,852

 Patterson-UTI Energy, Inc.

 17,324,570

 671,630

 Transocean, Ltd.

 9,382,671

 $

 42,422,770

 Oil & Gas Equipment & Services - 1.4%

 627,770

 RPC, Inc.

 $

 13,509,610

 Oil & Gas Exploration & Production - 6.6%

 686,048

 Cabot Oil & Gas Corp.

 $

 14,736,311

 120,149

 Cimarex Energy Co.

 16,245,346

 100,231

 Concho Resources, Inc. *

 13,976,211

 68,805

 Pioneer Natural Resources Co.

 12,400,725

 293,095

 Range Resources Corp.

 9,478,692

 $

 66,837,285

 Oil & Gas Refining & Marketing - 0.9%

 116,483

 Tesoro Corp.

 $

 9,417,651

 Total Energy

 $

 132,187,316

 Materials - 6.8%

 Fertilizers & Agricultural Chemicals - 1.5%

 433,528

 CF Industries Holdings, Inc.

 $

 15,299,203

 Specialty Chemicals - 1.8%

 213,634

 Celanese Corp.

 $

 18,030,710

 Metal & Glass Containers - 1.2%

 219,284

 Crown Holdings, Inc. *

 $

 11,878,614

 Paper Products - 2.3%

 977,179

 KapStone Paper and Packaging Corp.

 $

 23,432,752

 Total Materials

 $

 68,641,279

 Capital Goods - 7.7%

 Building Products - 1.7%

 304,387

 Owens Corning *

 $

 16,817,382

 Construction & Engineering - 4.0%

 518,128

 Chicago Bridge & Iron Co. NV

 $

 17,207,031

 414,351

 Fluor Corp.

 22,996,480

 $

 40,203,511

 Industrial Machinery - 2.0%

 257,494

 Ingersoll-Rand Plc

 $

 20,432,149

 Total Capital Goods

 $

 77,453,042

 Transportation - 3.5%

 Air Freight & Logistics - 1.2%

 233,715

 Expeditors International of Washington, Inc.

 $

 12,171,877

 Airlines - 2.3%

 327,638

 United Continental Holdings, Inc. *

 $

 23,088,650

 Total Transportation

 $

 35,260,527

 Automobiles & Components - 3.8%

 Auto Parts & Equipment - 1.3%

 316,197

 BorgWarner, Inc.

 $

 12,910,324

 Tires & Rubber - 2.5%

 778,247

 The Goodyear Tire & Rubber Co.

 $

 25,207,420

 Total Automobiles & Components

 $

 38,117,744

 Consumer Durables & Apparel - 2.8%

 Household Appliances - 1.6%

 94,474

 Whirlpool Corp.

 $

 16,522,558

 Apparel, Accessories & Luxury Goods - 1.2%

 325,906

 Coach, Inc.

 $

 12,172,589

 Total Consumer Durables & Apparel

 $

 28,695,147

 Consumer Services - 3.4%

 Hotels, Resorts & Cruise Lines - 3.4%

 733,819

 Norwegian Cruise Line Holdings, Ltd. *

 $

 34,489,493

 Total Consumer Services

 $

 34,489,493

 Media - 2.1%

 Advertising - 2.1%

 908,004

 The Interpublic Group of Companies, Inc.

 $

 21,365,334

 Total Media

 $

 21,365,334

 Food, Beverage & Tobacco - 2.8%

 Agricultural Products - 1.2%

 96,455

 Ingredion, Inc.

 $

 12,364,566

 Packaged Foods & Meats - 1.6%

 115,376

 The JM Smucker Co.

 $

 15,673,830

 Total Food, Beverage & Tobacco

 $

 28,038,396

 Health Care Equipment & Services - 1.5%

 Health Care Equipment - 1.5%

 640,761

 Boston Scientific Corp. *

 $

 15,416,710

 Total Health Care Equipment & Services

 $

 15,416,710

 Pharmaceuticals, Biotechnology & Life Sciences - 3.8%

 Pharmaceuticals - 3.8%

 315,773

 Jazz Pharmaceuticals Plc *

 $

 38,499,044

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 38,499,044

 Banks - 8.7%

 Regional Banks - 6.7%

 535,530

 Cathay General Bancorp

 $

 19,514,713

 858,570

 First Horizon National Corp.

 17,171,400

 1,724,220

 KeyCorp

 30,984,233

 $

 67,670,346

 Thrifts & Mortgage Finance - 2.0%

 1,062,033

 Radian Group, Inc.

 $

 19,541,407

 Total Banks

 $

 87,211,753

 Diversified Financials - 5.6%

 Consumer Finance - 2.2%

 631,769

 Synchrony Financial

 $

 22,629,966

 Asset Management & Custody Banks - 1.5%

 513,804

 Invesco, Ltd.

 $

 14,859,212

 Specialized Finance - 1.9%

 269,548

 Nasdaq, Inc.

 $

 19,013,916

 Total Diversified Financials

 $

 56,503,094

 Insurance - 8.5%

 Life & Health Insurance - 3.9%

 314,810

 Lincoln National Corp.

 $

 21,252,823

 399,209

 Unum Group

 18,136,065

 $

 39,388,888

 Multi-line Insurance - 1.6%

 328,754

 The Hartford Financial Services Group, Inc.

 $

 16,013,607

 Property & Casualty Insurance - 3.0%

 743,312

 Old Republic International Corp.

 $

 15,460,890

 170,745

 The Hanover Insurance Group, Inc.

 14,332,335

 $

 29,793,225

 Total Insurance

 $

 85,195,720

 Real Estate - 6.5%

 Industrial REIT - 1.1%

 463,495

 Duke Realty Corp.

 $

 11,276,833

 Health Care REIT - 1.1%

 350,931

 Healthcare Realty Trust, Inc.

 $

 10,601,626

 Residential REIT - 2.2%

 48,767

 Essex Property Trust, Inc.

 $

 10,938,438

 122,421

 Mid-America Apartment Communities, Inc.

 11,623,874

 $

 22,562,312

 Specialized REIT - 2.1%

 114,982

 Crown Castle International Corp.

 $

 10,098,869

 103,936

 Digital Realty Trust, Inc.

 11,186,632

 $

 21,285,501

 Total Real Estate

 $

 65,726,272

 Software & Services - 1.0%

 IT Consulting & Other Services - 1.0%

 179,325

 Amdocs, Ltd.

 $

 10,528,171

 Total Software & Services

 $

 10,528,171

 Technology Hardware & Equipment - 6.5%

 Communications Equipment - 2.0%

 136,921

 Finisar Corp. *

 $

 4,048,754

 157,513

 Harris Corp.

 16,178,160

 $

 20,226,914

 Computer Hardware Storage & Peripherals - 1.0%

 131,886

 Western Digital Corp.

 $

 10,515,271

 Electronic Manufacturing Services - 2.0%

 173,788

 IPG Photonics Corp.

 $

 19,983,882

 Technology Distributors - 1.5%

 288,344

 CDW Corp./DE *

 $

 14,852,599

 Total Technology Hardware & Equipment

 $

 65,578,666

 Semiconductors & Semiconductor Equipment - 8.1%

 Semiconductor Equipment - 1.6%

 141,752

 Lam Research Corp. *

 $

 16,281,635

 Semiconductors - 6.5%

 596,720

 First Solar, Inc. *

 $

 18,611,697

 419,277

 Microsemi Corp. *

 22,284,573

 1,865,468

 ON Semiconductor Corp. *

 24,848,034

 $

 65,744,304

 Total Semiconductors & Semiconductor Equipment

 $

 82,025,939

 Utilities - 3.8%

 Electric Utilities - 2.5%

 175,875

 Edison International

 $

 12,817,770

 230,400

 Eversource Energy

 12,745,728

 $

 25,563,498

 Multi-Utilities - 1.3%

 288,053

 Public Service Enterprise Group, Inc.

 $

 12,746,345

 Total Utilities

 $

 38,309,843

 TOTAL COMMON STOCKS

 (Cost $833,374,472)

 $

 1,009,243,490

 TOTAL INVESTMENT IN SECURITIES - 100.1%

 (Cost $833,374,472) (a)

 $

 1,009,243,490

 OTHER ASSETS & LIABILITIES - (0.1)%

 $

 (787,817)

 TOTAL NET ASSETS - 100.0%

 $

 1,008,455,673

 *

 Non-income producing security.

 +

 Amount rounds to less than 0.1%.

 REIT

 Real Estate Investment Trust.

 (a)

 At January 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $833,374,472 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

                197,559,743

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

                (21,690,725)

 Net unrealized appreciation

 $

                175,869,018

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of January 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,009,243,490

$
-

$
-

$
1,009,243,490

 Total

$
1,009,243,490

$
-

$
-

$
1,009,243,490

 During the period ended January 31, 2017, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Mid Cap Value Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 3, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 3, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date April 3, 2017 * Print the name and title of each signing officer under his or her signature.